Expense Example - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Institutional Class
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255